Acquisitions Of Multifamily Apartment Communities And Undeveloped Land (Narrative II) (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Variable Interest Entity [Line Items]
Purchase of real estate loan	$ 1,450,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	1,600,000
Mortgage Loans on Real Estate, Carrying Amount of Mortgages	4,500,000
Variable Interest Entity, Consolidated, Carrying Amount, Assets	1,600,000
Payments to Fund Long-term Loans to Related Parties	200,000
Purchase of real estate loan	$ 1,400,000